================================================================================

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.   20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-3430

                       Oppenheimer U.S. Government Trust
               -------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
              (Address of principal executive offices)  (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
           Two World Financial Center, New York, New York 10281-1008
           ---------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: August 31

                      Date of reporting period: 05/31/2011

================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS   May 31, 2011 (Unaudited)

                                                         Principal
                                                            Amount                Value
---------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-7.1%
 AESOP Funding II LLC, Automobile
 Receivables Nts., Series 2011-1A, Cl.
 A, 1.85%, 11/20/13(9)                             $     1,115,000        $   1,120,513
---------------------------------------------------------------------------------------
Ally Auto Receivables Trust 2010-2,
 Automobile Receivables Nts., Series
 2010-2, Cl. A4, 2.09%, 5/15/15                          1,280,000            1,308,369
---------------------------------------------------------------------------------------
Ally Auto Receivables Trust 2010-4,
 Automobile Receivables Nts., Series
 2010-4, Cl. A3, 0.91%, 11/17/14                         1,035,000            1,036,977
--------------------------------------------------------------------------- -----------
Ally Master Owner Trust, Asset-Backed
 Nts., Series 2011-1, Cl. A2, 2.15%,
 1/15/16                                                 3,280,000            3,339,796
---------------------------------------------------------------------------------------
AmeriCredit Automobile Receivables
 Trust 2010-4, Automobile Receivables-
 Backed Nts., Series 2010-4, Cl. A3,
 1.27%, 4/8/15                                             990,000              993,638
---------------------------------------------------------------------------------------
AmeriCredit Automobile Receivables
 Trust 2011-2, Automobile Receivables-
 Backed Nts., Series 2011-2, Cl. A3,
 1.55%, 10/8/15                                          1,210,000            1,220,456
---------------------------------------------------------------------------------------
AmeriCredit Prime Automobile
 Receivables Trust 2010-1, Automobile
 Receivables Nts., Series 2010-1, Cl.
 A2, 0.97%, 1/15/13                                        280,806              280,863
---------------------------------------------------------------------------------------
Argent Securities Trust 2004-W8,
 Asset-Backed Pass-Through
 Certificates, Series 2004-W8, Cl. A2,
 1.154%, 5/25/34(2)                                      3,987,267            3,448,563
---------------------------------------------------------------------------------------
Argent Securities Trust 2006-M3,
 Asset-Backed Pass-Through
 Certificates, Series 2006-M3, Cl. A2B,
 0.294%, 9/25/36(2)                                        970,732              331,921
---------------------------------------------------------------------------------------
Bank of America Auto Trust 2010-2,
 Automobile Receivables, Series 2010-2,
 Cl. A4, 1.94%, 6/15/17                                  1,035,000            1,055,780
---------------------------------------------------------------------------------------
Citibank Omni Master Trust, Credit
 Card Receivables:
Series 2009-A12, Cl. A12, 3.35%,
 8/15/16(1)                                              2,115,000            2,169,757
Series 2009-A13, Cl. A13, 5.35%,
 8/15/18(1)                                              2,005,000            2,203,109
Series 2009-A17, Cl. A17, 4.90%,
 11/15/18(1)                                             2,005,000            2,186,826
Series 2009-A8, Cl. A8, 2.298%,
 5/16/16(1,2)                                            3,010,000            3,050,376
---------------------------------------------------------------------------------------
Countrywide Home Loans, Asset-Backed
 Certificates:
Series 2005-16, Cl. 2AF2, 5.382%,
 5/1/36                                                  1,028,038              851,013
Series 2005-17, Cl. 1AF2, 5.363%,
 5/1/36                                                    571,246              454,740
---------------------------------------------------------------------------------------
DSC Floorplan Master Owner Trust,
 Automobile Receivable Nts., Series
 2011-1, Cl. A, 3.91%, 3/15/16                           1,930,000            1,951,654
---------------------------------------------------------------------------------------
DT Auto Owner Trust 2009-1, Automobile
 Receivable Nts., Series 2009-1, Cl.
 A1, 2.98%, 10/15/15(1)                                    986,899              997,266
---------------------------------------------------------------------------------------
DT Auto Owner Trust 2011-1A,
 Automobile Receivable Nts., Series
 2011-1A, Cl. C, 3.05%, 8/15/15(3)                       2,750,000            2,762,045
---------------------------------------------------------------------------------------
Embarcadero Aircraft Securitization
 Trust, Airplane Receivable Nts.,
 Series 2000-A, Cl. B, 0.656%,
 8/15/25(3,4)                                            4,550,157                    -
---------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust
 2006-FF10, Mtg. Pass-Through
 Certificates, Series 2006-FF10, Cl.
 A3, 0.284%, 7/25/36(2)                                     14,253               14,176
---------------------------------------------------------------------------------------
First Investors Auto Owner Trust 2011-
 1, Automobile Receivable Nts., Series
 2011-1, Cl. A2, 1.47%, 3/16/15                          2,340,000            2,345,546
---------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust,
 Automobile Receivable Nts., Series
 2010-A, Cl. A4, 2.15%, 6/15/15                          3,565,000            3,651,436
---------------------------------------------------------------------------------------
GMAC Mortgage Servicer Advance Funding
 Ltd., Asset-Backed Nts., Series 2011-
 1A, Cl. A, 3.72%, 2/15/23(1)                            2,150,000            2,179,485
---------------------------------------------------------------------------------------
Harley-Davidson Motorcycle Trust 2010-
 1, Motorcycle Contract-Backed Nts.,
 Series 2010-1, Cl. A3, 1.16%, 2/15/15                   1,850,000            1,855,961
---------------------------------------------------------------------------------------

                     1 | OPPENHEIMER U.S. GOVERNMENT TRUST

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS   May 31, 2011 (Unaudited)

                                                                                        Principal
                                                                                           Amount                   Value
-------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES CONTINUED
-------------------------------------------------------------------------------------------------------------------------
Hertz Vehicle Financing LLC, Automobile Receivable Nts.,
Series 2010-1A, Cl. A1, 2.60%, 2/25/15(1)                                            $  2,380,000             $ 2,444,267
-------------------------------------------------------------------------------------------------------------------------
Hyundai Auto Receivables Trust 2010-A, Automobile Receivable
 Nts., Series 2010-A, Cl. A3, 1.50%, 10/15/14                                           1,355,000               1,368,982
-------------------------------------------------------------------------------------------------------------------------
Nissan Auto Lease Trust 2010-A, Automobile Receivable Nts.,
 Series 2010-A, Cl. A3, 1.39%, 1/15/16                                                  2,830,000               2,843,960
-------------------------------------------------------------------------------------------------------------------------
Nissan Auto Lease Trust 2010-B, Automobile Asset-Backed
 Nts., Series 2010-B, Cl. A3, 1.12%, 12/15/13                                           2,345,000               2,357,957
-------------------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust 2005-6, Mtg. Pass-
Through Certificates, Series 2005-6, Cl. A3, 5.68%, 1/1/36                                813,466                 738,010
-------------------------------------------------------------------------------------------------------------------------
RASC Series 2006-KS7 Trust, Home Equity Mtg. Asset-Backed
Pass-Through Certificates, Series 2006-KS7, Cl. A2, 0.294%,
9/25/36(2)                                                                                192,484                 191,579
-------------------------------------------------------------------------------------------------------------------------
Santander Drive Auto Receivables Trust 2010-3, Automobile
Receivables Nts., Series 2010-3, Cl. A3, 1.20%, 6/16/14                                 1,485,000               1,490,605
-------------------------------------------------------------------------------------------------------------------------
Santander Drive Auto Receivables Trust 2010-A, Automobile
Receivables Nts., Series 2010-A, Cl. A2, 1.37%, 8/15/13(1)                              1,022,553               1,025,661
-------------------------------------------------------------------------------------------------------------------------
Santander Drive Auto Receivables Trust 2011-S1A, Automobile
 Receivables Nts., Series 2011-S1A, Cl. D, 3.10%, 5/15/17(3)                            1,125,573               1,126,980
-------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Interest-Only Stripped
Pass-Through Certificates, Series 2002-AL1, Cl. AIO,
20.785%, 2/25/32(5)                                                                     9,406,072                 966,901
-------------------------------------------------------------------------------------------------------------------------
Volkswagen Auto Lease Trust 2010-A, Automobile Receivable
Nts., Series 2010-A, Cl. A3, 0.99%, 11/20/13                                            2,355,000               2,361,488
-------------------------------------------------------------------------------------------------------------------------
Volvo Financial Equipment LLC, Asset-Backed Certificates,
Series 2010-1A, Cl. A3, 1.56%, 6/17/13(1)                                               1,410,000               1,415,870
-------------------------------------------------------------------------------------------------------------------------
Westlake Automobile Receivables Trust 2011-1, Automobile
Receivables Nts., Series 2011-1, Cl. A3, 1.49%, 6/16/14(3)                                980,000                 980,608
-------------------------------------------------------------------------------------------------------------------------
World Financial Network Credit Card Master Note Trust,
Credit Card Receivables, Series 2009-A, Cl. A, 4.60%, 9/15/15                           2,380,000               2,420,467
                                                                                                              -----------
Total Asset-Backed Securities (Cost $67,983,428)                                                               62,543,601
-------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS-82.0%
-------------------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY-69.8%
-------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/FHLB/SPONSORED-67.0%
Federal Home Loan Mortgage Corp.:
4.50%, 5/1/19                                                                             138,593                 147,470
5%, 7/15/33-6/15/34                                                                     3,714,896               3,977,993
5.50%, 9/1/39                                                                           7,911,486               8,575,155
6%, 7/15/24                                                                             3,205,477               3,529,096
6.50%, 4/15/18-4/1/34                                                                   2,378,091               2,648,145
7%, 8/15/16-3/1/35                                                                      5,425,867               6,244,168
7.50%, 9/15/12-2/15/32                                                                  2,946,901               3,428,030
8%, 4/1/16                                                                                456,194                 502,957
9%, 8/1/22-5/1/25                                                                         130,439                 149,057
11.50%, 6/15/20-12/3/20                                                                    90,007                 100,262
12.50%, 7/15/19                                                                            16,818                  19,142
13%, 8/15/15                                                                               19,231                  22,062
-------------------------------------------------------------------------------------------------------------------------

                     2 | OPPENHEIMER U.S. GOVERNMENT TRUST

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS   May 31, 2011 (Unaudited)

                                                                                        Principal
                                                                                           Amount                   Value
-------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
-------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
-------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Series 151, Cl. F, 9%, 5/15/21                                                       $     42,206             $    48,880
Series 1644, Cl. S, 2.902%, 12/15/23(2)                                                 4,992,833               5,291,966
Series 2006-11, Cl. PS, 23.855%, 3/25/36(2)                                               932,618               1,325,976
Series 2043, Cl. ZP, 6.50%, 4/15/28                                                     3,067,223               3,497,941
Series 2116, Cl. ZA, 6%, 1/15/29                                                        2,256,325               2,542,022
Series 2148, Cl. ZA, 6%, 4/15/29                                                        3,642,662               3,962,567
Series 2220, Cl. PD, 8%, 3/15/30                                                          177,909                 211,666
Series 2326, Cl. ZP, 6.50%, 6/15/31                                                       401,358                 470,051
Series 2344, Cl. FP, 1.148%, 8/15/31(2)                                                   557,506                 566,019
Series 2368, Cl. PR, 6.50%, 10/15/31                                                    1,648,125               1,830,591
Series 2427, Cl. ZM, 6.50%, 3/15/32                                                     1,359,406               1,540,492
Series 2451, Cl. FD, 1.198%, 3/15/32(2)                                                   393,054                 400,532
Series 2461, Cl. PZ, 6.50%, 6/15/32                                                       915,518               1,041,736
Series 2464, Cl. FI, 1.198%, 2/15/32(2)                                                   424,143                 431,262
Series 2465, Cl. PG, 6.50%, 6/15/32                                                     1,336,351               1,558,869
Series 2470, Cl. LF, 1.198%, 2/15/32(2)                                                   425,391                 434,109
Series 2471, Cl. FD, 1.198%, 3/15/32(2)                                                   657,597                 670,369
Series 2500, Cl. FD, 0.698%, 3/15/32(2)                                                   606,671                 609,793
Series 2517, Cl. GF, 1.198%, 2/15/32(2)                                                   337,124                 343,843
Series 2526, Cl. FE, 0.598%, 6/15/29(2)                                                   787,532                 790,401
Series 2530, Cl. FD, 0.698%, 2/15/32(2)                                                   875,296                 880,557
Series 2538, Cl. F, 0.798%, 12/15/32(2)                                                 1,024,960               1,033,108
Series 2551, Cl. FD, 0.598%, 1/15/33(2)                                                   548,218                 550,250
Series 2551, Cl. LF, 0.698%, 1/15/33(2)                                                    52,670                  52,981
Series 2915, Cl. GA, 4.50%, 12/1/21                                                     1,013,006               1,029,966
Series 3015, Cl. GM, 5%, 8/1/35                                                         8,440,000               9,180,981
Series 3019, Cl. MD, 4.75%, 1/1/31                                                      2,191,255               2,241,240
Series 3094, Cl. HS, 23.657%, 6/15/34(2)                                                  541,956                 735,922
Series 3134, Cl. FA, 0.498%, 3/15/36(2)                                                11,414,588              11,433,655
Series 3242, Cl. QA, 5.50%, 3/1/30                                                      1,234,231               1,259,344
Series R013, Cl. AB, 6%, 12/1/21                                                        1,219,921               1,268,171
-------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 192, Cl. IO, 15.588%, 2/1/28(5)                                                    224,169                  49,241
Series 205, Cl. IO, 14.887%, 9/1/29(5)                                                  1,367,683                 294,063
Series 206, Cl. IO, 0%, 12/1/29(5,6)                                                      378,790                  79,114
Series 2074, Cl. S, 67.928%, 7/17/28(5)                                                   303,387                  64,286
Series 2079, Cl. S, 83.411%, 7/17/28(5)                                                   510,199                 110,112
Series 2122, Cl. S, 44.554%, 2/15/29(5)                                                 1,823,081                 342,554
Series 2304, Cl. SK, 52.118%, 6/15/29(5)                                                1,795,795                 345,019
Series 243, Cl. 6, 0%, 12/15/32(5,6)                                                      657,644                 128,838
Series 2493, Cl. S, 60.231%, 9/15/29(5)                                                   404,668                  86,017
Series 2526, Cl. SE, 41.632%, 6/15/29(5)                                                  698,466                 137,828
Series 2531, Cl. ST, 32.183%, 2/15/30(5)                                                   60,371                   2,629
Series 2802, Cl. AS, 75.601%, 4/15/33(5)                                                  671,551                  59,860

                     3 | OPPENHEIMER U.S. GOVERNMENT TRUST

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS   May 31, 2011 (Unaudited)

                                                                                        Principal
                                                                                           Amount                   Value
-------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
-------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
Series 2819, Cl. S, 56.843%, 6/15/34(5)                                              $  6,335,756             $ 1,063,561
Series 2920, Cl. S, 70.147%, 1/15/35(5)                                                 3,756,259                 659,660
Series 3004, Cl. SB, 99.999%, 7/15/35(5)                                                5,854,516                 882,348
Series 3110, Cl. SL, 99.999%, 2/15/26(5)                                                  516,201                  74,085
Series 3451, Cl. SB, 26.618%, 5/15/38(5)                                                4,982,539                 668,630
-------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Stripped Mtg.-Backed
Security, Series 237, Cl. F16, 0.698%, 5/15/36(2)                                       6,882,864               6,919,215
-------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
3.289%, 10/1/36(2)                                                                     13,916,313              14,669,334
4.50%, 5/25/18-6/1/20                                                                  16,338,394              17,444,227
4.50%, 7/1/41(7)                                                                       41,185,000              42,639,325
5%, 12/1/17-6/25/22                                                                    25,911,401              27,984,486
5%, 6/1/41(7)                                                                          52,032,000              55,389,729
5%, 9/25/18(8)                                                                            597,798                 645,652
5.50%, 1/1/36                                                                           1,947,367               2,119,682
5.50%, 6/1/26-6/1/41(7)                                                                77,254,000              83,762,942
6%, 6/25/30-3/1/37                                                                     23,308,264              25,775,664
6%, 6/1/417                                                                            36,985,000              40,683,500
6%, 10/25/33(8)                                                                         2,753,099               3,059,086
6.50%, 6/25/17-1/1/34                                                                  16,830,449              19,072,629
7%, 11/1/17-11/25/35                                                                   11,806,408              13,537,205
7.50%, 2/25/27-8/25/33                                                                  8,604,614              10,041,556
8%, 12/25/22                                                                               24,996                  29,192
8.50%, 7/1/32                                                                              45,835                  52,372
11%, 7/25/16                                                                               18,250                  19,517
11.50%, 11/25/15                                                                           17,225                  18,473
-------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 15 yr.:
3.50%, 6/1/26(7)                                                                       25,545,000              26,051,915
4%, 6/1/26(7)                                                                           1,385,000               1,443,646
-------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 30 yr., 4%, 6/1/41(7)                                 17,140,000              17,265,876
-------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Trust 1992-161, Cl. H, 7.50%, 9/25/22                                                   3,917,037               4,583,171
Trust 1992-34, Cl. G, 8%, 3/25/22                                                          23,120                  23,931
Trust 1993-87, Cl. Z, 6.50%, 6/25/23                                                    1,095,880               1,231,566
Trust 1999-54, Cl. LH, 6.50%, 11/25/29                                                    865,814                 986,555
Trust 2001-51, Cl. OD, 6.50%, 10/25/31                                                  3,514,226               4,074,339
Trust 2001-69, Cl. PF, 1.194%, 12/25/31(2)                                                970,485                 994,629
Trust 2002-29, Cl. F, 1.194%, 4/25/32(2)                                                  481,726                 493,801
Trust 2002-52, Cl. FD, 0.694%, 9/25/32(2)                                                 532,551                 536,269
Trust 2002-59, Cl. F, 0.594%, 9/25/32(2)                                                1,630,216               1,636,834
Trust 2002-60, Cl. FH, 1.194%, 8/25/32(2)                                                 887,006                 906,087
Trust 2002-64, Cl. FJ, 1.194%, 4/25/32(2)                                                 148,287                 152,004
Trust 2002-68, Cl. FH, 0.697%, 10/18/32(2)                                                294,625                 296,660
Trust 2003-111, Cl. HF, 0.594%, 5/25/30(2)                                              1,816,504               1,819,684
Trust 2003-116, Cl. FA, 0.594%, 11/25/33(2)                                               370,614                 372,290
Trust 2003-130, Cl. CS, 13.712%, 12/25/33(2)                                              544,344                 640,631

                     4 | OPPENHEIMER U.S. GOVERNMENT TRUST

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS   May 31, 2011 (Unaudited)

                                                                                        Principal
                                                                                           Amount                   Value
-------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
-------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
Trust 2003-26, Cl. XF, 0.644%, 3/25/23(2)                                            $  2,943,480             $ 2,967,020
Trust 2003-28, Cl. KG, 5.50%, 4/25/23                                                   3,165,000               3,548,197
Trust 2003-89, Cl. XF, 0.594%, 11/25/32(2)                                                433,863                 434,337
Trust 2004-72, Cl. FB, 0.694%, 9/25/34(2)                                               2,481,999               2,499,425
Trust 2004-9, Cl. AB, 4%, 7/1/17                                                        1,938,482               1,983,823
Trust 2004-W9, Cl. 2A2, 7%, 2/25/44                                                     2,607,405               2,993,845
Trust 2005-104, Cl. MC, 5.50%, 12/25/25                                                 4,700,000               5,265,168
Trust 2005-22, Cl. EC, 5%, 10/1/28                                                        652,950                 664,631
Trust 2005-25, Cl. PS, 27.306%, 4/25/35(2)                                              2,856,817               4,313,117
Trust 2005-31, Cl. PB, 5.50%, 4/25/35                                                   2,280,000               2,594,134
Trust 2005-69, Cl. LE, 5.50%, 11/1/33                                                   6,153,673               6,583,117
Trust 2006-110, Cl. PW, 5.50%, 5/25/28                                                    829,708                 836,449
Trust 2006-46, Cl. SW, 23.488%, 6/25/36(2)                                                622,666                 854,085
Trust 2006-50, Cl. KS, 23.489%, 6/25/36(2)                                              1,402,383               1,896,046
Trust 2006-50, Cl. SK, 23.489%, 6/25/36(2)                                              2,084,901               2,864,866
Trust 2007-9, Cl. LE, 5.50%, 3/25/37                                                    2,000,000               2,260,929
Trust 2009-36, Cl. FA, 1.134%, 6/25/37(2)                                               4,389,184               4,452,497
Trust 2011-15, Cl. DA, 4%, 3/1/41                                                       4,127,143               4,285,956
-------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Trust 2001-61, Cl. SH, 54.523%, 11/18/31(5)                                             1,807,279                 341,369
Trust 2001-63, Cl. SD, 47.806%, 12/18/31(5)                                               639,024                 110,610
Trust 2001-68, Cl. SC, 36.586%, 11/25/31(5)                                               424,636                  77,095
Trust 2001-81, Cl. S, 41.929%, 1/25/32(5)                                                 436,694                  86,880
Trust 2002-28, Cl. SA, 45.106%, 4/25/32(5)                                                370,982                  66,327
Trust 2002-38, Cl. SO, 64.497%, 4/25/32(5)                                                562,571                  91,011
Trust 2002-39, Cl. SD, 53.844%, 3/18/32(5)                                                594,584                 115,795
Trust 2002-41, Cl. S, 77.229%, 7/25/32(5)                                               1,996,284                 380,433
Trust 2002-48, Cl. S, 41.696%, 7/25/32(5)                                                 598,965                 115,293
Trust 2002-52, Cl. SD, 49.32%, 9/25/32(5)                                                 532,551                 103,864
Trust 2002-52, Cl. SL, 43.123%, 9/25/32(5)                                                379,709                  77,256
Trust 2002-53, Cl. SK, 49.827%, 4/25/32(5)                                                370,883                  72,358
Trust 2002-56, Cl. SN, 44.058%, 7/25/32(5)                                                818,441                 157,518
Trust 2002-77, Cl. IS, 60.48%, 12/18/32(5)                                                958,455                 186,299
Trust 2002-77, Cl. JS, 48.708%, 12/18/32(5)                                             2,894,901                 496,644
Trust 2002-77, Cl. SA, 43.683%, 12/18/32(5)                                             2,114,911                 370,269
Trust 2002-77, Cl. SH, 52.473%, 12/18/32(5)                                               574,366                 112,519
Trust 2002-9, Cl. MS, 40.512%, 3/25/32(5)                                                 671,650                 137,740
Trust 2003-23, Cl. ES, 66.247%, 10/25/22(5)                                             4,641,698                 386,206
Trust 2003-25, Cl. IK, 37.331%, 4/1/33(5)                                               8,686,571               1,688,119
Trust 2003-33, Cl. SP, 52.098%, 5/25/33(5)                                              1,649,569                 257,280
Trust 2003-4, Cl. S, 48.809%, 2/25/33(5)                                                1,027,124                 171,830
Trust 2003-89, Cl. XS, 89.59%, 11/25/32(5)                                              1,165,681                  68,866
Trust 2004-65, Cl. SA, 71.208%, 5/25/23(5)                                              2,599,119                 188,651
Trust 2005-14, Cl. SE, 48.172%, 3/25/35(5)                                              3,523,403                 473,287
Trust 2005-40, Cl. SB, 82.987%, 5/25/35(5)                                              2,707,808                 475,995

                     5 | OPPENHEIMER U.S. GOVERNMENT TRUST

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS   May 31, 2011 (Unaudited)

                                                                                        Principal
                                                                                           Amount                   Value
-------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
-------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
Trust 2005-6, Cl. SE, 22.352%, 2/25/35(5)                                            $  4,481,282             $   600,282
Trust 2005-71, Cl. SA, 64.58%, 8/25/25(5)                                               2,594,821                 356,509
Trust 2006-129, Cl. SM, 23.074%, 1/25/37(5)                                             4,896,576                 686,916
Trust 2006-51, Cl. SA, 58.214%, 6/25/36(5)                                              4,580,788                 678,810
Trust 2006-60, Cl. DI, 48.884%, 4/25/35(5)                                              3,310,841                 481,930
Trust 2007-88, Cl. XI, 22.872%, 6/25/37(5)                                              2,171,490                 315,957
Trust 2008-55, Cl. SA, 25.936%, 7/25/38(5)                                              2,618,596                 317,206
Trust 221, Cl. 2, 41.262%, 5/1/23(5)                                                    1,221,144                 246,326
Trust 252, Cl. 2, 41.846%, 11/1/23(5)                                                     589,938                 127,899
Trust 303, Cl. IO, 40.48%, 11/1/29(5)                                                   4,610,231               1,122,018
Trust 319, Cl. 2, 31.506%, 2/1/32(5)                                                    1,298,269                 306,517
Trust 321, Cl. 2, 11.724%, 4/1/32(5)                                                    1,707,433                 428,247
Trust 324, Cl. 2, 7.901%, 7/1/32(5)                                                       752,783                 178,195
Trust 328, Cl. 2, 0%, 12/1/32(5,6)                                                      5,456,279               1,262,198
Trust 334, Cl. 12, 0%, 2/1/33(5,6)                                                      2,586,044                 564,103
Trust 339, Cl. 7, 0%, 7/1/33(5,6)                                                       2,349,563                 417,484
Trust 351, Cl. 10, 16.86%, 4/1/34(5)                                                    1,903,716                 363,119
Trust 351, Cl. 8, 0%, 4/1/34(5,6)                                                       1,673,033                 321,128
Trust 356, Cl. 10, 0%, 6/1/35(5,6)                                                      1,385,056                 264,977
Trust 356, Cl. 12, 0%, 2/1/35(5,6)                                                        694,515                 124,708
Trust 362, Cl. 13, 3.084%, 8/1/35(5)                                                    1,165,928                 218,146
Trust 364, Cl. 15, 0%, 9/1/35(5,6)                                                      1,877,792                 353,014
-------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Principal-Only Stripped
Mtg.-Backed Security, Trust 327, Cl. 1, 7.664%, 9/1/32(9)                                 356,271                 312,394
-------------------------------------------------------------------------------------------------------------------------
Vendee Mortgage Trust, Interest-Only Stripped Mtg.-Backed
Security, Series 1995-2B, Cl. 2IO, 25.244%, 6/15/25(5)                                  5,417,421                 163,448
                                                                                                              -----------
                                                                                                              587,319,003
-------------------------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED-1.1%
Government National Mortgage Assn.:
3.375%, 5/9/17(2)                                                                          14,109                  14,709
6.50%, 11/29/23-12/30/23                                                                   74,679                  85,144
7%, 1/29/28-2/8/30                                                                        444,134                 516,394
7.50%, 3/2/22-11/29/26                                                                    284,204                 332,090
8%, 9/29/16-8/29/28                                                                        56,068                  64,522
8.50%, 8/1/17-12/15/17                                                                    229,490                 259,495
9.50%, 7/30/18-12/30/19                                                                     6,759                   6,828
10%, 8/29/17-8/30/19                                                                       54,607                  61,126
10.50%, 12/30/15-12/30/20                                                                 160,259                 177,715
11%, 11/8/19-8/8/20                                                                       132,530                 149,991
12%, 12/30/12-3/30/14                                                                       2,597                   2,622
13.50%, 1/30/13                                                                             2,394                   2,418
-------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Gtd. Real Estate Mtg.
Investment Conduit Pass-Through Certificates:
Series 1999-32, Cl. ZB, 8%, 9/16/29                                                     4,332,888               5,302,837
Series 2000-12, Cl. ZA, 8%, 2/16/30                                                     1,092,822               1,260,786
-------------------------------------------------------------------------------------------------------------------------

                     6 | OPPENHEIMER U.S. GOVERNMENT TRUST

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS   May 31, 2011 (Unaudited)

                                                                                        Principal
                                                                                           Amount                   Value
-------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
-------------------------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED CONTINUED
Government National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Series 1998-19, Cl. SB, 71.799%, 7/16/28(5)                                          $  1,083,264             $   237,224
Series 1998-6, Cl. SA, 78.65%, 3/16/28(5)                                                 637,578                 135,291
Series 2007-17, Cl. AI, 22.452%, 4/16/37(5)                                             4,942,262                 918,042
                                                                                                              -----------
                                                                                                                9,527,234
-------------------------------------------------------------------------------------------------------------------------
OTHER AGENCY-1.7%
NCUA Guaranteed Notes Trust 2010-C1, Gtd. Nts.:
Series 2010-C1, Cl. A1, 1.60%, 10/29/20                                                 2,356,489               2,353,976
Series 2010-C1, Cl. A2, 2.90%, 10/29/20                                                 3,470,000               3,496,558
-------------------------------------------------------------------------------------------------------------------------
NCUA Guaranteed Notes Trust 2010-R1, Gtd. Nts., Series 2010-
R1, Cl. 1A, 0.654%, 10/7/20(2)                                                          4,951,195               4,957,384
-------------------------------------------------------------------------------------------------------------------------
NCUA Guaranteed Notes Trust 2010-R3, Gtd. Nts., Series 2010-
R3, Cl. 2A, 0.77%, 12/8/20(2)                                                           3,482,963               3,506,926
                                                                                                              -----------
                                                                                                               14,314,844
-------------------------------------------------------------------------------------------------------------------------
NON-AGENCY-12.2%
-------------------------------------------------------------------------------------------------------------------------
COMMERCIAL-8.8%
Banc of America Commercial Mortgage Trust 2007-5, Commercial
 Mtg. Pass-Through Certificates, Series 2007-5, Cl. AM,
5.772%, 2/1/51                                                                          2,085,000               2,092,987
-------------------------------------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities Trust 2007-
PWR17, Commercial Mtg. Pass-Through Certificates, Series
2007-PWR17, Cl. AM, 5.915%, 6/1/50                                                      1,160,000               1,202,673
-------------------------------------------------------------------------------------------------------------------------
Capital Lease Funding Securitization LP, Interest-Only
Corporate-Backed Pass-Through Certificates, Series 1997-
CTL1, 3.355%, 6/22/24(1,5)                                                              7,359,917                 340,231
-------------------------------------------------------------------------------------------------------------------------
CFCRE Commercial Mortgage Trust, Commercial Mtg. Pass-
Through Certificates, Series 2011-C1, Cl. A1, 1.871%,
4/1/44(1)                                                                                 695,194                 698,471
-------------------------------------------------------------------------------------------------------------------------
CHL Mortgage Pass-Through Trust 2005-17, Mtg. Pass-Through
Certificates, Series 2005-17, Cl. 1A8, 5.50%, 9/1/35                                    5,150,782               4,855,138
-------------------------------------------------------------------------------------------------------------------------
Citigroup Commercial Mortgage Trust 2007-C6, Commercial Mtg.
 Pass-Through Certificates, Series 2007-C6, Cl. AM, 5.698%,
12/1/49(2)                                                                              2,260,000               2,331,952
-------------------------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc. 2006-AR1, Mtg.-Backed
Pass-Through Certificates, Series 2006-AR1, Cl. 1A1, 2.63%,
10/25/35(2)                                                                             6,614,928               5,533,629
-------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc./Deutsche Bank 2007-CD4 Commercial Mortgage
Trust, Commercial Mtg. Pass-Through Certificates, Series
2007-CD4, Cl. A4, 5.322%, 12/1/49                                                       3,370,000               3,602,635
-------------------------------------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving, Commercial Mtg. Pass-
Through Certificates, Series 2010-C1, Cl. A1, 3.156%,
7/1/46(1)                                                                               3,120,811               3,175,045
-------------------------------------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving, Commercial Mtg. Pass-
Through Certificates, Interest-Only Stripped Mtg.-Backed
Security, Series 2010-C1, Cl. XPA, 4.82%, 9/1/20(1,5)                                  25,025,446               2,138,637
-------------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp./Commercial
Mortgage Trust 2005-GG5, Commercial Mtg. Pass-Through
Certificates, Series 2005-GG5, Cl. AM, 5.277%, 4/1/37                                   4,340,000               4,487,140
-------------------------------------------------------------------------------------------------------------------------

                     7 | OPPENHEIMER U.S. GOVERNMENT TRUST

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS May 31, 2011 (Unaudited)

                                                                                        Principal
                                                                                           Amount                   Value
-------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
-------------------------------------------------------------------------------------------------------------------------
COMMERCIAL CONTINUED
-------------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp./Commercial
Mortgage Trust 2006-GG7, Commercial Mtg. Pass-Through
Certificates, Series 2006-GG7, Cl. AM, 5.881%, 7/1/38(2)                             $  2,300,000             $ 2,425,238
-------------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp./Commercial
Mortgage Trust 2007-GG11, Commercial Mtg. Pass-Through
Certificates, Series 2007-GG11, Cl. A4, 5.736%, 12/1/49                                 2,940,000               3,180,471
-------------------------------------------------------------------------------------------------------------------------
GS Mortgage Securities Corp. II, Commercial Mtg.
Obligations:
Series 2006-GG8, Cl. A4, 5.56%, 11/1/39                                                 3,480,000               3,804,875
Series 2011-GC3, Cl. A1, 2.331%, 3/1/44                                                 1,898,710               1,932,504
-------------------------------------------------------------------------------------------------------------------------
GSR Mortgage Loan Trust 2005-AR4, Mtg. Pass-Through
Certificates, Series 2005-AR4, Cl. 6A1, 5.25%, 7/1/35                                   1,875,662               1,897,345
-------------------------------------------------------------------------------------------------------------------------
Heller Financial Commercial Mortgage Asset Corp., Interest-
Only Commercial Mtg. Obligations, Series 2000-PH1, Cl. X,
13.039%, 1/17/34(1,5)                                                                  22,176,584                 428,008
-------------------------------------------------------------------------------------------------------------------------
Impac CMB Trust Series 2005-4, Collateralized Asset-Backed
Bonds, Series 2005-4, Cl. 1A1A, 0.734%, 5/25/35(2)                                      2,960,017               2,274,862
-------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp.,
Commercial Mtg. Pass-Through Certificates:
Series 2007-CB18, Cl. A4, 5.44%, 6/1/47                                                 3,590,000               3,910,098
Series 2007-LDPX, Cl. A2S2, 5.187%, 1/1/49(3)                                           1,135,000               1,143,399
Series 2010-C2, Cl. A2, 3.616%, 11/1/43(1)                                              3,775,000               3,746,513
Series 2011-C3, Cl. A1, 1.875%, 2/1/46(1)                                               2,093,088               2,111,162
-------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Trust 2006-
LDP7, Commercial Mtg. Pass-Through Certificates, Series
2006-LDP7, 5.87%, 4/1/45(2)                                                             2,650,000               2,788,549
-------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Trust 2007-
CB19, Commercial Mtg. Pass-Through Certificates, Series
2007-CB19, Cl. AM, 5.742%, 2/1/49(2)                                                    2,240,000               2,270,763
-------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Trust 2007-
LDP11, Commercial Mtg. Pass-Through Certificates, Series
2007-LDP11, Cl. ASB, 5.817%, 6/1/49(2)                                                  2,480,000               2,654,825
-------------------------------------------------------------------------------------------------------------------------
JPMorgan Mortgage Trust 2006-A7, Mtg. Pass-Through
Certificates, Series 2006-A7, Cl. 2A2, 5.554%, 1/1/37(2)                                  862,758                 649,761
-------------------------------------------------------------------------------------------------------------------------
Lehman Structured Securities Corp., Commercial Mtg. Pass-
Through Certificates, Series 2002-GE1, Cl. A, 2.514%,
7/1/241                                                                                   250,316                 194,646
-------------------------------------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust 2004-6, Mtg. Pass-Through
Certificates, Series 2004-6, Cl. 10A1, 6%, 7/25/34                                      2,007,426               2,059,544
-------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I Trust 2007-IQ16, Commercial Mtg.
Pass-Through Certificates, Series 2007-IQ16, Cl. AM, 6.108%, 12/1/49(2)                 1,950,000               2,026,342
-------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I Trust 2007-IQ16, Commercial Pass-
Through Certificates, Series 2007-IQ16, Cl. A4, 5.809%, 12/1/49                         2,980,000               3,288,835
-------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2005-AR1 Trust, Mtg.
Pass-Through Certificates, Series 2005-AR1, Cl. 1A1, 2.737%, 2/1/35(2)                  3,800,755               3,595,191
                                                                                                              -----------
                                                                                                               76,841,469

                     8 | OPPENHEIMER U.S. GOVERNMENT TRUST

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS May 31, 2011 (Unaudited)

                                                                                        Principal
                                                                                           Amount                   Value
-------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
-------------------------------------------------------------------------------------------------------------------------
MULTIFAMILY-0.8%
Bear Stearns ARM Trust 2005-10, Mtg. Pass-Through
Certificates, Series 2005-10, Cl. A3, 2.839%, 10/1/35(2)                             $  3,675,000             $ 3,149,885
-------------------------------------------------------------------------------------------------------------------------
CHL Mortgage Pass-Through Trust 2005-6, Mtg. Pass-Through
Certificates, Series 2005-6, Cl. 2A1, 5.50%, 4/1/35                                       599,306                 560,413
-------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Trust 2006-
CIBC16, Commercial Mtg. Pass-Through Certificates, Series
2006-CIBC16, Cl. AM, 5.593%, 5/1/45                                                     1,475,000               1,486,073
-------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2005-AR15 Trust, Mtg.
 Pass-Through Certificates, Series 2005-AR15, Cl. 1A2,
5.048%, 9/1/35(2)                                                                       1,916,763               1,829,487
                                                                                                              -----------
                                                                                                                7,025,858
-------------------------------------------------------------------------------------------------------------------------
OTHER-0.4%
Greenwich Capital Commercial Funding Corp./Commercial
Mortgage Trust 2007-GG9, Commercial Mtg. Pass-Through
Certificates, Series 2007-GG9, Cl. A4, 5.444%, 3/1/39                                   3,590,000               3,893,210
-------------------------------------------------------------------------------------------------------------------------
RESIDENTIAL-2.2%
Chase Mortgage Finance Trust 2007-A1, Multiclass Mtg. Pass-
Through Certificates, Series 2007-A1, Cl. 9A1, 3.349%, 2/1/37(2)                        2,192,815               2,208,268
-------------------------------------------------------------------------------------------------------------------------
CHL Mortgage Pass-Through Trust 2005-J4, Mtg. Pass-Through
Certificates, Series 2005-J4, Cl. A7, 5.50%, 11/1/35                                    3,116,180               3,132,739
-------------------------------------------------------------------------------------------------------------------------
CHL Mortgage Pass-Through Trust 2007-HY3, Mtg. Pass-Through
Certificates, Series 2007-HY3, Cl. 1A1, 2.998%, 6/1/47(2)                               3,216,134               2,252,889
-------------------------------------------------------------------------------------------------------------------------
CHL Mortgage Pass-Through Trust 2007-HY4, Mtg. Pass-Through
Certificates, Series 2007-HY4, Cl. 1A1, 5.705%, 9/1/47(2)                               3,304,182               2,304,983
-------------------------------------------------------------------------------------------------------------------------
GSR Mortgage Loan Trust 2004-5, Mtg. Pass-Through
Certificates, Series 2004-5, Cl. 2A1, 2.781%, 5/1/34(2)                                 2,286,102               2,025,167
-------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors Trust 2005-A1, Mtg. Pass-
Through Certificates, Series 2005-A1, Cl. 2A1, 2.799%, 12/25/34(2)                        363,832                 354,684
-------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors Trust 2006-3, Mtg. Pass-
Through Certificates, Series MLCC 2006-3, Cl. 2A1, 5.342%, 10/25/36(2)                  2,815,279               2,655,841
-------------------------------------------------------------------------------------------------------------------------
RALI Series 2006-QS13 Trust, Mtg. Asset-Backed Pass-Through
Certificates, Series 2006-QS13, Cl. 1A8, 6%, 9/25/36                                       24,413                  15,347
-------------------------------------------------------------------------------------------------------------------------
WaMu Mortgage Pass-Through Certificates 2007-HY1 Trust, Mtg.
 Pass-Through Certificates, Series 2007-HY1, Cl. 4A1, 2.71%, 2/1/37(2)                  5,050,985               3,938,988
-------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2004-R Trust, Mtg.
Pass-Through Certificates, Series 2004-R, Cl. 2A1, 2.875%, 9/1/34(2)                      294,219                 281,273
                                                                                                              -----------
                                                                                                               19,170,179
                                                                                                              -----------
Total Mortgage-Backed Obligations (Cost $685,159,329)                                                         718,091,797
-------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS-14.6%
Federal Home Loan Mortgage Corp. Nts.:
1.75%, 9/10/15                                                                          5,335,000               5,388,958
2.50%, 5/27/16                                                                          7,205,000               7,433,744
5%, 2/16/17                                                                            11,245,000              12,944,457
5.25%, 4/18/16                                                                         14,445,000              16,765,271

                      9 | OPPENHEIMER U.S. GOVERNMENT TRUST

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS   May 31, 2011 (Unaudited)

                                                                       Principal
                                                                          Amount                                 Value
----------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS CONTINUED
----------------------------------------------------------------------------------------------------------------------
5.50%, 7/18/16                                                       $ 8,220,000                         $   9,649,162
----------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Nts.:
2.375%, 4/11/16                                                       17,445,000                            17,859,197
4.375%, 10/15/15                                                      12,656,000                            14,143,789
4.875%, 12/15/16                                                      18,275,000                            20,899,601
5%, 3/15/16                                                           13,425,000                            15,429,312
5.375%, 7/15/16                                                        6,703,000                             7,824,781
                                                                                                        --------------
Total U.S. Government Obligations (Cost $123,775,991)                                                      128,338,272
----------------------------------------------------------------------------------------------------------------------
SHORT-TERM NOTES-26.4%
Federal Home Loan Bank:
0.01%, 6/1/11                                                         71,120,000                            71,120,000
0.01%, 6/23/11                                                        20,000,000                            19,999,878
0.02%, 6/3/11                                                         30,000,000                            29,999,975
0.02%, 6/10/11                                                        10,000,000                             9,999,950
0.03%, 6/8/11                                                         50,000,000                            49,999,800
0.04%, 6/15/11                                                        10,000,000                             9,999,844
0.04%, 6/17/11                                                        15,000,000                            14,999,733
0.04%, 6/27/11                                                        10,000,000                             9,999,711
0.05%, 6/24/11                                                        15,000,000                            14,999,483
                                                                                                          ------------
Total Short-Term Notes (Cost $231,118,374)                                                                 231,118,374
----------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $1,108,037,122)                          130.1%                        1,140,092,044
----------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                      (30.1)                         (263,831,675)
                                                                     -------------------------------------------------
NET ASSETS                                                                 100.0%                        $ 876,260,369
                                                                     =================================================

----------
Footnotes to Statement of Investments

1. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $31,625,843 or 3.61% of the Fund's net assets as of May 31, 2011.

2. Represents the current interest rate for a variable or increasing rate security.

3. Restricted security. The aggregate value of restricted securities as of May 31, 2011 was $6,013,032, which represents 0.69% of the Fund's net assets. See accompanying Notes. Information concerning restricted securities is as follows:

                                                                           UNREALIZED
                             ACQUISITION                                 APPRECIATION
SECURITY                            DATE          COST        VALUE     (DEPRECIATION)
-------------------------------------------------------------------------------------
DT Auto Owner Trust
2011-1A, Automobile
Receivable Nts.,
Series 2011-1A,
Cl. C, 3.05%, 8/15/15               2/2/11  $ 2,749,674  $2,762,045  $       12,371

Embarcadero Aircraft
Securitization Trust,
Airplane Receivable
Nts., Series 2000-A,
Cl. B, 0.656%, 8/15/25             8/17/00    4,550,157           -      (4,550,157)

JPMorgan Chase Commercial
Mortgage Securities
Corp., Commercial Mtg.
Pass-Through Certificates,
Series 2007-LDPX, Cl.
A2S2, 5.187%, 1/1/49               7/14/10    1,120,813   1,143,399          22,586

Santander Drive Auto
Receivables Trust
2011-S1A, Automobile
Receivables Nts.,
Series 2011-S1A, Cl.
D, 3.10%, 5/15/17           2/4/11-4/14/11    1,127,240   1,126,980            (260)

Westlake Automobile
Receivables Trust
2011-1, Automobile
Receivables Nts.,
Series 2011-1, Cl.
A3, 1.49%, 6/16/14                 5/18/11      979,966     980,608             642
                                            ----------------------------------------
                                            $10,527,850  $6,013,032  $   (4,514,818)
                                            ========================================

4. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See accompanying Notes.

                     10 | OPPENHEIMER U.S. GOVERNMENT TRUST

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS   May 31, 2011 (Unaudited)

5. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $26,920,830 or 3.07% of the Fund's net assets as of May 31, 2011.

6. The current amortization rate of the security's cost basis exceeds the future interest payments currently estimated to be received. Both the amortization rate and interest payments are contingent on future mortgage pre-payment speeds and are therefore subject to change. 7. When-issued security or delayed delivery to be delivered and settled after May 31, 2011. See accompanying Notes.

8. All or a portion of the security position is held in collateralized accounts to cover initial margin requirements on open futures contracts and written options on futures, if applicable. The aggregate market value of such securities is $3,704,738. See accompanying Notes.

9. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $312,394 or 0.04% of the Fund's net assets as of May 31, 2011.

The following issuer is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended May 31, 2011 by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. There were no affiliate securities held by the Fund as of May 31, 2011. Transactions during the period in which the issuer was an affiliate are as follows:

                                                             SHARES      GROSS       GROSS           SHARES
                                                    AUGUST 31, 2010  ADDITIONS  REDUCTIONS     MAY 31, 2011
-----------------------------------------------------------------------------------------------------------
OFI Liquid Assets Fund, LLC                              66,128,900  1,094,600  67,223,500                -
Oppenheimer Institutional Money Market Fund, Cl. E       22,665,000          -  22,665,000                -

                                                                                                     INCOME
-----------------------------------------------------------------------------------------------------------
OFI Liquid Assets Fund, LLC                                                                   $      39,103(a)
Oppenheimer Institutional Money Market Fund, Cl. E                                                   10,242
                                                                                              ---------------
                                                                                              $      49,345
                                                                                              ===============

a.Net of compensation to the securities lending agent and rebates paid to the borrowing counterparties.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

                     11 | OPPENHEIMER U.S. GOVERNMENT TRUST

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS   May 31, 2011 (Unaudited)

The table below categorizes amounts as of May 31, 2011 based on valuation input level:

                                                                  LEVEL 3-
                            LEVEL 1-              LEVEL 2-     SIGNIFICANT
                          UNADJUSTED     OTHER SIGNIFICANT     UNOBSERVABLE
                       QUOTED PRICES     OBSERVABLE INPUTS           INPUTS             VALUE
----------------------------------------------------------------------------------------------
ASSETS TABLE
INVESTMENTS,
AT VALUE:
Asset-Backed
Securities            $            -     $       62,543,601    $           -    $   62,543,601
Mortgage-Backed
Obligations                        -            718,091,797                -       718,091,797
U.S. Government
Obligations                        -            128,338,272                -       128,338,272
Short-Term Notes                   -            231,118,374                -       231,118,374
                      ------------------------------------------------------------------------
Total Investments,
 at Value                          -          1,140,092,044                -     1,140,092,044
OTHER FINANCIAL
INSTRUMENTS:
Futures margins              394,627                      -                -           394,627
                      ------------------------------------------------------------------------
Total Assets          $      394,627     $    1,140,092,044    $           -    $1,140,486,671
                      ------------------------------------------------------------------------
LIABILITIES
TABLE
OTHER FINANCIAL
INSTRUMENTS:
Futures margins       $     (126,452)    $                -    $           -    $     (126,452)
                      ------------------------------------------------------------------------
Total Liabilities     $     (126,452)    $                -    $           -    $     (126,452)
                      ------------------------------------------------------------------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.

FUTURES CONTRACTS AS OF MAY 31, 2011 ARE AS FOLLOWS:

                                                                           UNREALIZED
                                NUMBER OF  EXPIRATION                    APPRECIATION
CONTRACT DESCRIPTION  BUY/SELL  CONTRACTS        DATE        VALUE      (DEPRECIATION)
-------------------------------------------------------------------------------------
U.S. Treasury
Long Bonds                 Buy      1,008     9/21/11  $125,842,500  $      583,041
U.S. Treasury
Nts., 2 yr.                Sell       243     9/30/11    53,262,563         (27,108)
U.S. Treasury
Nts., 5 yr.                Buy         31     9/30/11     3,693,359           4,789
U.S. Treasury
Nts., 10 yr.               Sell        81     6/21/11    10,046,531        (173,140)
U.S. Treasury
Nts., 10 yr.               Sell       554     9/21/11    67,925,594        (237,823)
U.S. Treasury
Ultra Bonds                Buy        107     9/21/11    13,809,688          72,084
                                                                     --------------
                                                                     $      221,843
                                                                     ==============


NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," observable market inputs other than unadjusted quoted prices are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The

                     12 | OPPENHEIMER U.S. GOVERNMENT TRUST

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS May 31, 2011 (Unaudited)

inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers

                13 | OPPENHEIMER U.S. GOVERNMENT TRUST

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS May 31, 2011 (Unaudited)

advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of May 31, 2011, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                      WHEN-ISSUED OR DELAYED DELIVERY
                      BASIS TRANSACTIONS
Purchased securities  $                   347,073,048
Sold securities                            82,046,929


The Fund may enter into "forward roll" transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Forward roll transactions may be deemed to entail embedded leverage since the Fund purchases mortgage-related securities with extended settlement dates rather than paying for the securities under a normal settlement cycle. This embedded leverage increases the Fund's market value of investments relative to its net assets which can incrementally increase the volatility of the Fund's performance. Forward roll transactions can be replicated over multiple settlement periods.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; and counterparty credit risk.

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of May 31, 2011 is as follows:

Cost                               $ 4,550,157
Market Value                       $         0
Market Value as a % of Net Assets            0%

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENT IN OFI LIQUID ASSETS FUND, LLC. The Fund is permitted to invest cash collateral received in connection with its securities lending activities. Pursuant to the Fund's Securities Lending Procedures, the Fund may invest cash collateral in, among other investments, an affiliated money market fund. OFI Liquid Assets Fund, LLC ("LAF") is a limited liability company whose investment objective is to seek current income and stability of principal. The Manager is also the investment adviser of LAF. LAF is not registered under the Investment Company Act of 1940. However, LAF does comply with the investment restrictions applicable to registered money market funds set forth in Rule 2a-7 adopted under the Investment Company Act. When applicable, the Fund's investment in LAF is included in the Statement of Investments. Shares of LAF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of LAF's expenses, including its management fee of 0.08%.

                     14 | OPPENHEIMER U.S. GOVERNMENT TRUST

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS May 31, 2011 (Unaudited)

RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Fund's investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

MARKET RISK FACTORS. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:

     COMMODITY RISK. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

     CREDIT RISK. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

     EQUITY RISK. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

     FOREIGN EXCHANGE RATE RISK. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

     INTEREST RATE RISK. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

     VOLATILITY RISK. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument's price over a defined time period. Large increases or decreases in a financial instrument's price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

The Fund's actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.

RISKS OF INVESTING IN DERIVATIVES. The Fund's use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund's performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

                     15 | OPPENHEIMER U.S. GOVERNMENT TRUST

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS May 31, 2011 (Unaudited)

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.

Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and
Liabilities in the annual and semiannual reports.   The net change in unrealized
appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.

The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.

During the period ended May 31, 2011, the Fund had an ending monthly average market value of $113,491,173 and $87,994,227 on futures contracts purchased and sold, respectively.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund's securities.

RESTRICTED SECURITIES

As of May 31, 2011, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of May 31, 2011 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities           $1,108,199,510
Federal tax cost of other investments        11,889,016
                                         --------------
Total federal tax cost                   $1,120,088,526
                                         ==============

Gross unrealized appreciation            $   44,466,589
Gross unrealized depreciation               (12,352,212)
                                         --------------
Net unrealized appreciation              $   32,114,377
                                         ==============

                     16 | OPPENHEIMER U.S. GOVERNMENT TRUST

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 05/31/2011, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer U.S. Government Trust

By: /s/ William F. Glavin, Jr.
    -------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 07/12/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ William F. Glavin, Jr.
    -------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 07/12/2011

By: /s/ Brian W. Wixted
    -------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 07/12/2011